Repurchase Transactions - Summary of Repo Transactions and Reverse Repurchase Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of repurchase transactions [Abstract]
Debtors for Reserve Repurchase Transactions of Government Securities	$ 1,160,625,855	$ 358,375,689
Interest Accrued Receivable for Reserve Repurchase Transactions	9,539,384	1,374,591
Total Repurchase Transactions—Assets	1,170,165,239	359,750,280
Creditors for Repurchase Transactions of Government Securities	23,189,189	0
Interest Accrued Payable for Repurchase Transactions	157,077	0
Total Repurchase Transactions—Liabilities	$ 23,346,266	$ 0